UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	             		Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   August 9, 2012


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $26657
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      536     5985 SH       SOLE                     5985
A.J. Gallagher                 COM              363576109      333     9505 SH       SOLE                     9505
AT&T                           COM              00206R102      430    12050 SH       SOLE                    12050
Abbott Laboratories            COM              002824100      372     5775 SH       SOLE                     5775
Altria Group                   COM              02209S103      322     9320 SH       SOLE                     9320
Amgen Inc.                     COM              031162100      362     4970 SH       SOLE                     4970
Auto. Data Processing          COM              053015103      266     4775 SH       SOLE                     4775
BHP Billiton Ltd.              COM              088606108      248     3805 SH       SOLE                     3805
Baxter International           COM              071813109      222     4185 SH       SOLE                     4185
Bristol-Myers-Squibb           COM              110122108      313     8705 SH       SOLE                     8705
Brown-Forman Cl. B             COM              115637209      417     4303 SH       SOLE                     4303
CBRE Group                     COM              12504L109      371    22670 SH       SOLE                    22670
CSX Corp.                      COM              126408103      350    15655 SH       SOLE                    15655
CVS Caremark Corp.             COM              126650100      560    11992 SH       SOLE                    11992
Caterpillar                    COM              149123101      360     4245 SH       SOLE                     4245
CenturyLink                    COM              156700106      364     9225 SH       SOLE                     9225
Chevron Corp.                  COM              166764100      298     2820 SH       SOLE                     2820
Cinemark Hldgs.                COM              17243V102      348    15250 SH       SOLE                    15250
Cisco Systems Inc.             COM              17275R102      425    24755 SH       SOLE                    24755
ConocoPhillips                 COM              20825C104      418     7483 SH       SOLE                     7483
Corning Inc.                   COM              219350105      162    12550 SH       SOLE                    12550
Disney Walt Co.                COM              254687106      509    10500 SH       SOLE                    10500
Donnelley (R.R.)               COM              257867101      192    16350 SH       SOLE                    16350
DuPont (E.I.)                  COM              263534109      417     8252 SH       SOLE                     8252
Exxon Mobil Corp.              COM              30231G102     1316    15375 SH       SOLE                    15375
Frontier Commun.               COM              35906A108       95    24925 SH       SOLE                    24925
General Electric               COM              369604103      514    24645 SH       SOLE                    24645
Heinz (H.J.)                   COM              423074103      495     9095 SH       SOLE                     9095
Hewlett-Packard Co.            COM              428236103      299    14846 SH       SOLE                    14846
Home Depot Inc.                COM              437076102      535    10103 SH       SOLE                    10103
Int'l Business Machines        COM              459200101      406     2075 SH       SOLE                     2075
Intel Corp.                    COM              458140100      508    19050 SH       SOLE                    19050
Johnson & Johnson              COM              478160104      885    13100 SH       SOLE                    13100
Kinder Morgan                  COM              49455P101      744    23090 SH       SOLE                    23090
Manitowoc Co.                  COM              563571108      282    24140 SH       SOLE                    24140
Marsh & McLennan               COM              571748102      298     9250 SH       SOLE                     9250
Mattel Inc.                    COM              577081102      284     8740 SH       SOLE                     8740
McDonalds Corp                 COM              580135101      435     4910 SH       SOLE                     4910
Merck & Co. Inc.               COM              58933Y105      406     9723 SH       SOLE                     9723
Mercury General                COM              589400100      304     7295 SH       SOLE                     7295
Met-Pro Corp.                  COM              590876306      133    14392 SH       SOLE                    14392
Microsoft Corp.                COM              594918104      331    10825 SH       SOLE                    10825
NY Cmnty Bancorp               COM              649445103      235    18765 SH       SOLE                    18765
Nabors Industries              COM              G6359F103      196    13593 SH       SOLE                    13593
Newmont Mining Corp.           COM              651639106      497    10250 SH       SOLE                    10250
Oracle Corp.                   COM              68389X105      416    14000 SH       SOLE                    14000
Paychex Inc                    COM              704326107      261     8305 SH       SOLE                     8305
PepsiCo Inc.                   COM              713448108      970    13734 SH       SOLE                    13734
Pfizer Inc.                    COM              717081103      887    38547 SH       SOLE                    38547
Philip Morris Intl.            COM              718172109      633     7250 SH       SOLE                     7250
Procter & Gamble               COM              742718109     1063    17360 SH       SOLE                    17360
QUALCOMM Inc.                  COM              747525103      533     9576 SH       SOLE                     9576
RGC Resources                  COM              74955L103      194    10765 SH       SOLE                    10765
Raytheon Co.                   COM              755111507      205     3625 SH       SOLE                     3625
Schlumberger Ltd.              COM              806857108      360     5551 SH       SOLE                     5551
Spectra Energy                 COM              847560109      416    14320 SH       SOLE                    14320
Teva Pharmaceutical            COM              881624209      239     6070 SH       SOLE                     6070
Union Pacific Corp.            COM              907818108      256     2149 SH       SOLE                     2149
United Technologies            COM              913017109      497     6580 SH       SOLE                     6580
Wal-Mart Stores                COM              931142103      266     3815 SH       SOLE                     3815
Wells Fargo & Co.              COM              949746101      479    14313 SH       SOLE                    14313
Xstrata plc                    COM              98418K105       70    27760 SH       SOLE                    27760
iShr MSCI EAFE                 COM              464287465      290     5800 SH       SOLE                     5800
iShr MSCI Emerging Mkts        COM              464287234      303     7745 SH       SOLE                     7745
iShr MSCI Pacific Ex Japan     COM              464286665      292     7155 SH       SOLE                     7155
Apache Corp. 6.00% Mandatory C                  037411808      232     4625 SH       SOLE                     4625